Decommissioning and Other Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Change in decommissioning and other provision balances
The change in decommissioning and other provision balances is as follows:

	Decommissioning and restoration	Other	Total
Balance, Dec. 31, 2017	437	33	470
Liabilities incurred	5	17	22
Liabilities settled	(31)	(10)	(41)
Accretion	24	—	24
Acquisition of liabilities (Big Level)	—	8	8
Revisions in estimated cash flows	2	3	5
Revisions in discount rates	(37)	—	(37)
Reversals	—	(5)	(5)
Change in foreign exchange rates	7	3	10
Balance, Dec. 31, 2018	407	49	456
IFRS 16 transition adjustment	—	(2)	(2)
Liabilities incurred	7	7	14
Liabilities settled	(34)	(9)	(43)
Accretion	23	—	23
Acquisition of liabilities	16	3	19
Disposition of liabilities	(23)	(9)	(32)
Revisions in estimated cash flows(1)	96	7	103
Revisions in discount rates	16	—	16
Reversals	—	(1)	(1)
Change in foreign exchange rates	(7)	—	(7)
Balance, Dec. 31, 2019	501	45	546
(1) During 2019, the Corporation adjusted the Centralia mine decommissioning and restoration provision as management no longer believes that the fine coal recovery and reclamation work will occur as originally proposed. Refer to Note 3(A)(III) for further details. In addition, due to the changes in estimated useful lives, described in Note 3(A)(IV), the discount rates used for the Canadian coal and mining operations decommissioning provisions were changed. The use of a lower inflation rate decreased the corresponding liabilities.

	Decommissioning and restoration	Other	Total
Balance, Dec. 31, 2018	407	49	456
Current portion	35	35	70
Non-current portion	372	14	386
Balance, Dec. 31, 2019	501	45	546
Current portion	36	22	58
Non-current portion	465	23	488